Investment securities - Hedge Funds redemption frequency and Private Equity Fund lock-up period (Details) - Other long-term investments - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity securities and Other long-term investments
Other long-term investments		$ 269.5	$ 124.8
Hedge funds
Equity securities and Other long-term investments
Other long-term investments		60.2	3.7
Outstanding distribution from investments	$ 0.0	0.0
Hedge funds | Monthly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments		31.5
Hedge funds | Quarterly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments		1.0
Hedge funds | Semi-annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments		1.0
Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments		26.7
Private equity securities
Equity securities and Other long-term investments
Other long-term investments		145.1	81.7
Outstanding distribution from investments	$ 83.5	92.1	$ 106.6
Private equity securities | Lock up period of 1 - 3 years
Equity securities and Other long-term investments
Other long-term investments		7.1
Private equity securities | Lock up period of 3 - 5 years
Equity securities and Other long-term investments
Other long-term investments		6.1
Private equity securities | Lock up period of 5 - 10 years
Equity securities and Other long-term investments
Other long-term investments		131.9
30-59 days notice | Hedge funds
Equity securities and Other long-term investments
Other long-term investments		1.0
30-59 days notice | Hedge funds | Quarterly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments		1.0
60-89 days notice | Hedge funds
Equity securities and Other long-term investments
Other long-term investments		32.5
60-89 days notice | Hedge funds | Monthly Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments		31.5
60-89 days notice | Hedge funds | Semi-annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments		1.0
90-119 days notice | Hedge funds
Equity securities and Other long-term investments
Other long-term investments		26.6
90-119 days notice | Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments		26.6
120+ days notice | Hedge funds
Equity securities and Other long-term investments
Other long-term investments		0.1
120+ days notice | Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Other long-term investments		$ 0.1